Customer Contract Related Balances - Schedule of Trade Receivables, Customer Finance, Contract Assets, Contract Liabilities and Deferred Sales Commissions (Parenthetical) (Detail) - SEK (kr)
kr in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Current deferred sales commissions	kr 491	kr 414
Current trade receivables	44,151	42,215
Associates [member]
Disclosure Of Receivables Customer Finance Contract Assets And Contract Liabilities [Line Items]
Current trade receivables	kr 177	kr 166